Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Financial Statements	3 Months Ended
Mar. 31, 2023 USD ($) $ / shares shares
As Previously Reported [Member]
Schedule of Unaudited Condensed Financial Statements [Abstract]
Convertible Promissory Note – Related Party	$ 257,014
Additional paid in capital	563,136
Accumulated deficit	(15,207,806)
Total Liabilities	15,881,107
Total Stockholders Equity (deficit)	(14,643,951)
Condensed Consolidated Statement of Operations for the three months ended March 31, 2023 (unaudited)
Change in fair value of convertible promissory notes	1,319,850
Total other income (expense)	909,732
Income before provision for income taxes	81,106
Net Income (loss)	(374,842)
Change in fair value of convertible promissory note	(1,319,850)
Non Cash:
Proceeds received in excess of initial fair value of Convertible Promissory Note - Shares at initial borrowing	563,136
Condensed Consolidated Statement of Equity for the three months ended March 31, 2023 (unaudited)
Proceeds received in excess of initial fair value of Convertible Promissory Note	563,136
Accretion for Class A common stock to redemption amount- APIC	(2,355,234)
Accumulated Deficit	$ (15,207,806)
As Previously Reported [Member] | Class A Common Stock [Member]
EPS:
Weighted avg shares outstanding, basic (in Shares) | shares	21,188,697
Basic and diluted net income per share (in Dollars per share) | $ / shares	$ (0.01)
As Previously Reported [Member] | Class B Common Stock [Member]
EPS:
Weighted avg shares outstanding, basic (in Shares) | shares	7,187,500
Basic and diluted net income per share (in Dollars per share) | $ / shares	$ (0.01)
Adjustment [Member]
Schedule of Unaudited Condensed Financial Statements [Abstract]
Convertible Promissory Note – Related Party	$ 1,882,986
Additional paid in capital	(563,136)
Accumulated deficit	(1,319,850)
Total Liabilities	1,882,986
Total Stockholders Equity (deficit)	(1,882,986)
Condensed Consolidated Statement of Operations for the three months ended March 31, 2023 (unaudited)
Change in fair value of convertible promissory notes	(1,319,850)
Total other income (expense)	(1,319,850)
Income before provision for income taxes	(1,319,850)
Net Income (loss)	(1,319,850)
Change in fair value of convertible promissory note	1,319,850
Non Cash:
Proceeds received in excess of initial fair value of Convertible Promissory Note - Shares at initial borrowing	(563,136)
Condensed Consolidated Statement of Equity for the three months ended March 31, 2023 (unaudited)
Proceeds received in excess of initial fair value of Convertible Promissory Note	(563,136)
Accretion for Class A common stock to redemption amount- APIC
Accumulated Deficit	$ (1,319,850)
Adjustment [Member] | Class A Common Stock [Member]
EPS:
Weighted avg shares outstanding, basic (in Shares) | shares
Basic and diluted net income per share (in Dollars per share) | $ / shares	$ (0.05)
Adjustment [Member] | Class B Common Stock [Member]
EPS:
Weighted avg shares outstanding, basic (in Shares) | shares
Basic and diluted net income per share (in Dollars per share) | $ / shares	$ (0.05)
As Revised [Member]
Schedule of Unaudited Condensed Financial Statements [Abstract]
Convertible Promissory Note – Related Party	$ 2,140,000
Additional paid in capital
Accumulated deficit	(16,527,656)
Total Liabilities	17,764,093
Total Stockholders Equity (deficit)	(16,526,937)
Condensed Consolidated Statement of Operations for the three months ended March 31, 2023 (unaudited)
Change in fair value of convertible promissory notes
Total other income (expense)	(410,118)
Income before provision for income taxes	(1,238,744)
Net Income (loss)	(1,694,692)
Change in fair value of convertible promissory note
Non Cash:
Proceeds received in excess of initial fair value of Convertible Promissory Note - Shares at initial borrowing
Condensed Consolidated Statement of Equity for the three months ended March 31, 2023 (unaudited)
Proceeds received in excess of initial fair value of Convertible Promissory Note
Accretion for Class A common stock to redemption amount- APIC	(2,355,234)
Accumulated Deficit	$ (16,527,656)
As Revised [Member] | Class A Common Stock [Member]
EPS:
Weighted avg shares outstanding, basic (in Shares) | shares	21,188,697
Basic and diluted net income per share (in Dollars per share) | $ / shares	$ (0.06)
As Revised [Member] | Class B Common Stock [Member]
EPS:
Weighted avg shares outstanding, basic (in Shares) | shares	7,187,500
Basic and diluted net income per share (in Dollars per share) | $ / shares	$ (0.06)